Summary of significant accounting policies - Intangible assets (Details)	12 Months Ended
Dec. 31, 2020
Internal-use software technology | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life	5 years
Internal-use software technology | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life	10 years
Brands and trademarks
Disclosure of detailed information about intangible assets [line items]
Useful life	3 years
Customer lists | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life	5 years
Customer lists | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life	10 years